FINANCIAL INSTRUMENTS - Changes of financial liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
7% Convertible Debentures embedded derivative
Disclosure of financial liabilities [line items]
Financial liabilities, beginning balance	$ 10,963
Financial liabilities, ending balance	4,177	$ 10,963
7% Convertible Debentures
Disclosure of financial liabilities [line items]
Gain on fair value of 7% Convertible Debentures embedded derivative	$ (6,786)	$ (2,100)